Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.
We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards and procedural requirements. We have integrated cybersecurity incident management team (the “CSI management team”) into our broader risk management framework to promote a company-wide culture of cybersecurity risk management, which works closely with our information security (“IS”) department to continuously evaluate and address cybersecurity risks in alignment with our business objectives and operational needs. We have also set up an emergency response mechanism for information security incidents. All our personnel are required to strictly follow our internal rules, policies and protocols to safeguard the integrity of our data.
As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.
We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards and procedural requirements. We have integrated cybersecurity incident management team (the “CSI management team”) into our broader risk management framework to promote a company-wide culture of cybersecurity risk management, which works closely with our information security (“IS”) department to continuously evaluate and address cybersecurity risks in alignment with our business objectives and operational needs. We have also set up an emergency response mechanism for information security incidents. All our personnel are required to strictly follow our internal rules, policies and protocols to safeguard the integrity of our data.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance
Our cybersecurity committee of the board of directors (the “Cybersecurity Committee”) is responsible for overseeing our cybersecurity risk management, including oversight and mitigation of risks from cybersecurity threats. If a cybersecurity incident occurs, the CSI management team shall promptly report it, if necessary or advisable, to the Cybersecurity Committee. The Cybersecurity Committee is also responsible for reviewing and approving any proposed changes to the cybersecurity policy, based on periodic assessments conducted by the CSI management team.
At management level, the legal department representative on the CSI management team shall promptly notify our CEO or CFO and provide them with access to all information as necessary to assist with their assessment of “materiality” of the cybersecurity incident(s). If a disclosure is required, our CEO or CFO shall coordinate with the legal department to prepare disclosure responsive to SEC requirements.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our cybersecurity committee of the board of directors (the “Cybersecurity Committee”) is responsible for overseeing our cybersecurity risk management, including oversight and mitigation of risks from cybersecurity threats. If a cybersecurity incident occurs, the CSI management team shall promptly report it, if necessary or advisable, to the Cybersecurity Committee. The Cybersecurity Committee is also responsible for reviewing and approving any proposed changes to the cybersecurity policy, based on periodic assessments conducted by the CSI management team.

Cybersecurity Risk Role of Management [Text Block]	At management level, the legal department representative on the CSI management team shall promptly notify our CEO or CFO and provide them with access to all information as necessary to assist with their assessment of “materiality” of the cybersecurity incident(s). If a disclosure is required, our CEO or CFO shall coordinate with the legal department to prepare disclosure responsive to SEC requirements.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Cybersecurity Committee is also responsible for reviewing and approving any proposed changes to the cybersecurity policy, based on periodic assessments conducted by the CSI management team.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true